Property, Plant and Equipment	12 Months Ended
Aug. 31, 2020
Notes To Financial Statements [Abstract]
Property, Plant and Equipment

5. Property, plant and equipment

	Automotive	Computer Equipment	Machinery and equipment	Leasehold improvements	Heap leach pads	Processing plant	Construction-in-progress *	Total
Cost
As at September 1, 2018	$ 14,783	$ 65,970	$ 1,300,721	$ 99,832	$ 1,490,851	$ -	$ 1,381,969	$ 4,354,126
Additions	-	4,950	-	21,147	-	-	-	26,097
Disposals	-	(7,142)	-	-	-	-	-	(7,142)
Foreign exchange	319	1,676	28,457	3,079	32,528	-	36,732	102,791
As at August 31, 2019	$ 15,102	$ 65,454	$ 1,329,178	$ 124,058	$ 1,523,379	$ -	$ 1,418,701	$ 4,475,872
Additions	29,270	173,534	51,659	91,621	-	600,517		946,601
Disposals	-	-	(30,040)	-	-	-	-	(30,040)
Transfer	-	-	-	-	-	1,756,516	(1,756,516)	-
Foreign exchange	(655)	(5,693)	(34,945)	(4,903)	(18,807)	-	(53,301)	(118,304)
As at August 31, 2020	$ 43,717	$ 233,295	$ 1,315,852	$ 210,776	$ 1,504,572	$ 1,756,516	$ 209,401	$ 5,274,129
Accumulated depreciation
As at September 1, 2018	$ 14,552	$ 48,911	$ 1,143,231	$ 78,759	$ 1,068,694	$ -	$ -	$ 2,354,147
Depreciation expense	12	7,191	36,718	4,956	304,238	-	-	353,115
Disposals	-	(5,214)	-	-	-	-	-	(5,214)
Foreign exchange	312	1,394	25,817	1,867	33,859	-	-	63,249
As at August 31, 2019	$ 14,876	$ 52,282	$ 1,205,766	$ 85,582	$ 1,406,791	$ -	$ -	$ 2,765,297
Depreciation expense	9,351	25,259	43,437	9,373	130,252	78,186	-	295,858
Foreign exchange	(450)	(1,514)	(19,196)	(1,763)	(32,471)	(1,452)	-	(56,846)
As at August 31, 2020	$ 23,777	$ 76,027	$ 1,230,007	$ 93,192	$ 1,504,572	$ 76,734	$ -	$ 3,004,309
Net book value
As at August 31, 2018	$ 231	$ 17,059	$ 157,490	$ 21,073	$ 422,157	$ -	$ 1,381,969	$ 1,999,979
As at August 31, 2019	$ 226	$ 13,172	$ 123,412	$ 38,476	$ 116,588	$ -	$ 1,418,701	$ 1,710,575
As at August 31, 2020	$ 19,940	$ 157,268	$ 85,845	$ 117,584	$ -	$ 1,679,782	$ 209,401	$ 2,269,820

* Construction in progress represents construction of the Company’s processing plant.

Sale-leaseback transaction:

As at August 31, 2020, the remaining balance outstanding under finance lease obligations is $88,207 (August 31, 2019 - $78,784) and is repayable within 1 year, as such, the finance lease obligation is classified as a current liability.

Interest expense for the year ended August 31, 2020 related to the leases amounted to $10,058 (2019 - $10,248), and is recorded in the statement of comprehensive loss.